Dec. 07, 2016
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio
TDAM U.S. Government Portfolio

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio
TDAM U.S. Government Portfolio
TDAM Municipal Portfolio
TDAM California Municipal Money Market Portfolio
TDAM New York Municipal Money Market Portfolio

(each, a "Fund" and collectively, the "Funds")

Supplement dated December 7, 2016
to the Summary Prospectus of each Fund, each dated October 5, 2016, to the Prospectus (the "Prospectus") and
the Statement of Additional Information (the "SAI"),
each dated October 4, 2016

Effective December 7, 2016:

The "TDAM Money Market Portfolio" is renamed "TD Money Market Portfolio";

The "TDAM U.S. Government Portfolio" is renamed "TD U.S. Government Portfolio";

The "TDAM Municipal Portfolio" is renamed "TD Municipal Portfolio";

The "TDAM California Municipal Money Market Portfolio" is renamed "TD California Municipal Money Market Portfolio"; and

The "TDAM New York Municipal Money Market Portfolio" is renamed "TD New York Municipal Money Market Portfolio".

Accordingly, effective December 7, 2016, all references in the Prospectus and SAI to "TDAM Money Market Portfolio", "TDAM U.S. Government Portfolio" , "TDAM Municipal Portfolio", "TDAM California Municipal Money Market Portfolio", and "TDAM New York Municipal Money Market Portfolio" are replaced with the "TD Money Market Portfolio", "TD U.S. Government Portfolio", "TD Municipal Portfolio", "TD California Municipal Money Market Portfolio", and "TD New York Municipal Money Market Portfolio", respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE